INCOME TAXES	12 Months Ended
Dec. 31, 2011
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]
14.	INCOME TAXES

During year ended December 31, 2011, the Company incurred $1,810,261 net losses and, therefore, has no provision for income taxes. No income tax benefit has been recorded because it is more likely than not that the recoverability of such assets would not be realized through known future revenue sources. The net deferred tax asset generated by the loss carryforward has been fully reserved. The net operating loss available to be applied against future years’ taxable income is $8,866,473 at December 31, 2011. If not utilized, these losses will expire as follows:

2025	$97,000
2026	$224,000
2027	$1,874,000
2028	$3,340,000
2029	$504,000
2030	$1,017,212
2031	$1,810,261
Total:	$8,866,473

The following is a reconciliation of the total amounts of unrecognized tax benefits:

	2011	2010	2009
Unrecognized tax benefit - January 1	$-	$-	$-
Gross increases - tax positions in prior period	-	-	-
Gross decreases - tax positions in prior period	-	-	-
Gross increases - tax positions in current period	-	-	-
Settlement	-	-	-
Lapse of statute of limitation	-	-	-
Unrecognized tax benefit - December 31	$-	$-	$-

The Company would recognize interest accrued related to unrecognized tax benefits and penalties as income tax expense. As there are no unrecognized tax benefits noted above or recognized historically, the Company did not accrue penalties and interest historically or during 2011.

The significant components of deferred income taxes consist of the following:

As at December 31,	2011	2010	2009
Deferred tax asset
Loss carryforwards	$3,546,589	$2,822,485	2,415,658

Deferred tax liability
Capital assets	(23,758)	(33,160)	(28,176)

Total:	3,522,831	2,789,325	2,387,482

Valuation allowance	(3,522,831)	(2,789,325)	(2,387,482)
	$-	$-	$-

A reconciliation between incentives provided at actual rates and at the basic rate of 40% of federal and state taxes is as follows:

Year ended December 31,	2011	2010	2009

Loss for the year	$1,899,099	$1,096,986	$564,947
Recovery of income tax and statutory rates	759,640	438,794	225,979

Other	-	-	-
Change in valuation allowance	(759,640)	(438,794)	(255,979)
	$-	$-	$-

In Oman, the tax rate for foreign companies is 12%; however, there is a 5 year tax holiday from the start of production which has not commenced as of December 31, 2011.

The Company is subject to taxation in the US and various foreign jurisdictions. As of December 31, 2011 the Company’s tax years for 2008, 2009, 2010 and 2011 are subject to examination by the tax authorities. With few exceptions, as of December 31, 2011, the Company is no longer subject to U.S. federal, state, local, or foreign examinations by tax authorities for years before 2008. Tax year 2007, was open as of December 31, 2010.